Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Prepayments and Other Current Assets
Prepaid rental and deposits	$ 513	¥ 3,339	¥ 5,176
Prepayments to suppliers and other business related expenses	7,278	47,355	51,767
Receivables related to exercise of employee options	677	4,405	5,126
Others	363	2,359	2,000
Total	$ 8,831	¥ 57,458	¥ 64,069